Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016		Mar. 31, 2016
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 25,661,000		¥ 21,509,000
Investment securities, Available-for-sale securities		38,094,384		41,226,231
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	24,590,000		20,818,000
Obligation to return securities received as collateral		1,884,317		1,919,066
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	20,600,000		16,491,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	20,451,000		16,278,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	4,798,000		4,696,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	3,983,000		4,335,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	171,000		183,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	190,000		212,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	43,000		75,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	40,000		71,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	48,000		61,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	47,000		54,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		26,501,194		29,127,841
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		768,067		454,998
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,820,368		2,074,068
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,048,412		1,023,280
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		954,069		886,752
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		160,498		190,129
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,278,716		1,666,782
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		153,142	[4]	182,785	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,409,918		5,619,596
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	28,196,937		29,313,689
Trading account assets, Trading derivative assets		25,626,073		21,499,772
Investment securities, Available-for-sale securities		38,094,384		41,226,231
Investment securities, Other investment securities		26,078		24,689
Others	[7],[8]	449,905		401,518
Assets at fair value, Total		92,393,377		92,465,899
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		393,442		77,457
Trading account liabilities, Trading derivative liabilities		24,711,607		20,947,555
Obligation to return securities received as collateral		1,884,317		1,919,066
Others	[9]	386,806		492,618
Liabilities at fair value, Total		27,376,172		23,436,696
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Assets:
Investment securities valued at net asset value		2,193		1,905
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		202		1,878
Unfunded commitments related to equity securities		104		104
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	17,115,658		19,191,424
Trading account assets, Trading derivative assets		144,776		100,689
Investment securities, Available-for-sale securities		29,514,477		32,836,477
Others	[7],[8]	362,139		388,577
Assets at fair value, Total		47,137,050		52,517,167
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		386,385		71,995
Trading account liabilities, Trading derivative liabilities		130,569		110,601
Obligation to return securities received as collateral		1,767,316		1,840,584
Liabilities at fair value, Total		2,284,270		2,023,180
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	10,315,905		9,242,319
Trading account assets, Trading derivative assets		25,395,848		21,282,170
Investment securities, Available-for-sale securities		8,280,051		8,014,480
Others	[7],[8]	85,358		12,095
Assets at fair value, Total		44,077,162		38,551,064
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		7,057		5,462
Trading account liabilities, Trading derivative liabilities		24,523,346		20,751,295
Obligation to return securities received as collateral		117,001		78,482
Others	[9]	423,388		502,439
Liabilities at fair value, Total		25,070,792		21,337,678
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	765,374		879,946
Trading account assets, Trading derivative assets		85,449		116,913
Investment securities, Available-for-sale securities		299,856		375,274
Investment securities, Other investment securities		26,078		24,689
Others	[7],[8]	2,408		846
Assets at fair value, Total		1,179,165		1,397,668
Liabilities:
Trading account liabilities, Trading derivative liabilities		57,692		85,659
Others	[9]	(36,582)		(9,821)
Liabilities at fair value, Total		21,110		75,838
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		20,565,044		16,482,043
Liabilities:
Trading account liabilities, Trading derivative liabilities		20,451,373		16,275,615
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		60,525		17,567
Liabilities:
Trading account liabilities, Trading derivative liabilities		24,700		8,969
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		20,462,012		16,414,291
Liabilities:
Trading account liabilities, Trading derivative liabilities		20,417,180		16,254,674
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		42,507		50,185
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,493		11,972
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		4,797,719		4,695,906
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,983,241		4,334,551
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		5,571		13,148
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,396		6,210
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,790,827		4,678,409
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,976,501		4,325,227
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		1,321		4,349
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,344		3,114
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		170,822		183,490
Liabilities:
Trading account liabilities, Trading derivative liabilities		189,975		212,362
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		78,680		69,974
Liabilities:
Trading account liabilities, Trading derivative liabilities		101,473		95,422
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		65,929		67,179
Liabilities:
Trading account liabilities, Trading derivative liabilities		59,181		62,688
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		26,213		46,337
Liabilities:
Trading account liabilities, Trading derivative liabilities		29,321		54,252
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		44,227		76,983
Liabilities:
Trading account liabilities, Trading derivative liabilities		40,075		71,433
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		28,826		61,196
Liabilities:
Trading account liabilities, Trading derivative liabilities		23,818		55,301
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		15,401		15,787
Liabilities:
Trading account liabilities, Trading derivative liabilities		16,257		16,132
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		48,261		61,350
Liabilities:
Trading account liabilities, Trading derivative liabilities		46,943		53,594
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		48,254		61,095
Liabilities:
Trading account liabilities, Trading derivative liabilities		46,666		53,405
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		7		255
Liabilities:
Trading account liabilities, Trading derivative liabilities		277		189
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		1,790,803		1,569,458
Investment securities, Available-for-sale securities		26,501,194		29,127,841
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		1,590,110		1,292,815
Investment securities, Available-for-sale securities		23,456,962		26,241,677
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		190,581		276,643
Investment securities, Available-for-sale securities		3,044,232		2,886,164
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		10,112
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		153,404		132,934
Investment securities, Available-for-sale securities		768,067		454,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		153,404		130,467
Investment securities, Available-for-sale securities		768,067		454,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities				2,467
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		15,651,772		18,098,882
Investment securities, Available-for-sale securities		1,820,368		2,074,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		14,870,820		16,959,757
Investment securities, Available-for-sale securities		998,741		1,247,768
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		780,026		1,081,655
Investment securities, Available-for-sale securities		803,357		805,359
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		926		57,470
Investment securities, Available-for-sale securities		18,270		20,941
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,116,750		3,716,885
Investment securities, Available-for-sale securities		1,048,412		1,023,280
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,068,683		3,618,649
Investment securities, Available-for-sale securities		1,026,484		999,685
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		48,067		98,236
Investment securities, Available-for-sale securities		21,928		23,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		4,718,062		3,187,111
Investment securities, Available-for-sale securities		954,069		886,752
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		4,669,580		3,163,571
Investment securities, Available-for-sale securities		954,054		886,737
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		48,482		23,540
Investment securities, Available-for-sale securities		15		15
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		160,498		190,129
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		157,177		186,365
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		3,321		3,764
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		750,176		757,427
Investment securities, Available-for-sale securities		1,278,716		1,666,782
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		157,455		127,180
Investment securities, Available-for-sale securities		1,166,166		1,508,501
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		592,721		630,247
Investment securities, Available-for-sale securities		112,550		158,281
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		35,270		42,459
Investment securities, Available-for-sale securities		153,142		182,785
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,133		6,515
Investment securities, Available-for-sale securities		9,370		14,107
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		32,137		35,944
Investment securities, Available-for-sale securities		143,772		168,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		873,413		502,417
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		873,413		502,417
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	1,107,287		1,306,116
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Hedge Funds [Member]
Assets:
Investment securities valued at net asset value		21,718		481
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		10,864		11,457
Unfunded commitments related to equity securities		22,249		18,027
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	654,728		938,852
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	419,630		335,222
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	32,929		32,042
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,409,918		5,619,596
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		5,058,774		5,347,032
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 351,144		¥ 272,564

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥143,772 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2016 were ¥1,905 million, and ¥1,878 million, respectively, and those at September 30, 2016 were ¥2,193 million, and ¥202 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity funds at March 31, 2016 were nil, and ¥104 million, respectively, and those at September 30, 2016 were nil, and ¥104 million, respectively.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Excludes certain investments valued at net asset value of hedge funds and private equity funds, whose fair values at March 31, 2016 were ¥481 million, and ¥11,457 million, respectively, and those at September 30, 2016 were ¥21,718 million, and ¥10,864 million, respectively. The amounts of unfunded commitments related to these hedge funds and private equity funds at March 31, 2016 were nil, and ¥18,027 million, respectively, and those at September 30, 2016 were nil, and ¥22,249 million, respectively.